Share Capital	12 Months Ended
May 31, 2012
Stockholders' Equity Note [Abstract]
Share Capital

12.	SHARE CAPITAL

Authorized share capital consists of:

100,000,000 voting common shares with no par value

5,000,000 non-voting preferred shares with $1 par value

The Preferred Shares have attached thereto a right to receive dividends as determined by the Directors. The Preferred Shares may be issued in series, with special rights and restrictions therefore being determined by the Directors, subject to regulatory approval. No Preferred Shares have been issued to the date of these consolidated financial statements.

On June 6, 2010 the Company issued 1,047,500 common shares for warrants exercised at $0.10 per share for gross proceeds of $104,750.

On November 2, 2010 the Company issued 50,000 common shares to the vendor of the Kahiltna Terrane Option Agreement (Note 9). The shares are valued at $7,500 based on the trading price of $0.15 on November 2, 2010, the issuance date of the shares.

On December 17, 2010, the Company issued 1,983,326 units of capital stock pursuant to a private placement at $0.15 per unit. Each unit consists of one common share and one share purchase warrant exercisable into the Company’s common stock at $0.20 per share expiring December 17, 2011. Finders’ fee of $11,570 was paid in connection with this private placement.

On January 25, 2011 the Company issued 200,000 common shares as consideration for purchasing an additional 10% NPR in the Silverknife property (Note 9). The shares are valued at $32,000 based on the trading price of $0.16 on January 25, 2011, the issuance date of the shares.

On January 19, 2011, the Company issued 1,359,333 units of capital stock pursuant to a private placement at $0.15 per unit. Each unit consists of one common share and one share purchase warrant exercisable into the Company’s common stock at $0.20 per share expiring January 19, 2012. In connection with the private placement finders’ fee of $6,993 was paid and 39,000 broker warrants were issued which are exercisable into the Company’s common stock at $0.20 per share expiring January 19, 2012. The broker warrants were valued at $1,725 using the Black-Scholes option pricing model, with the assumptions of risk free interest rate - 1.46%, expected life - one year, expected dividend yield - $ nil and expected stock price volatility – 79.72%.

On September 30, 2011, the Company issued 575,000 units of capital stock pursuant to a private placement at $0.10 per unit. Each unit consists of one common share and one share purchase warrant exercisable into the Company’s common stock at $0.15 per share expiring September 30, 2012. In connection with the private placement finders’ fee of $2,100 was paid and 10,000 broker warrants were issued which are exercisable into the Company’s common stock at $0.15 per share expiring September 30, 2012. The broker warrants were valued at $202 using the Black-Scholes option pricing model, with the assumptions of risk free interest rate – 0.83%, expected life - one year, expected dividend yield - $ nil and expected stock price volatility – 111.84%.

Stock Options

The Company has a stock option plan to issue up to 10% of the issued common shares to certain directors and employees. All options granted under the plan vest immediately upon grant, but are subject to the following exercise conditions:

i)	Up to 25% of the options may be exercised at any time during the term of the option; such initial exercise is referred to as the “First Exercise”;

ii)	The second 25% of the options may be exercised at any time after 90 days from the date of the First Exercise; such second exercise is referred to as the “Second Exercise”;

iii)	The third 25% of the options may be exercised at any time after 90 days from the date of the Second Exercise; such third exercise is referred to as the “Third Exercise”; and

iv)	The fourth and final 25% of the options may be exercised at any time after 90 days from the date of the Third Exercise.

As the Company believes that it is not probable that any options (other than those granted to investor relations) would vest except the first 25% of the options that vested immediately upon a date of grant, the fair value of the first 25% of the options that vested were charged to the consolidated statements of operations and comprehensive loss.

During the year ended May 31, 2011, the Company granted 250,000 stock options exercisable at $0.19 per share up to August 26, 2013 with fair value of $38,107 for the options vested during the period.

During the year ended May 31, 2012, the Company granted 300,000 stock options exercisable at $0.08 per share up to three months after the termination of the consultant’s service with fair value of $1,897 for the options vested during the year. Because the options were granted to a consultant performing investor relation activities, 25% of the options vested immediately and the rest were to vest at 25% every three months. The investor relation agreement was terminated after the three month trial period.

The fair value of options granted was estimated on the date of grant using the Black-Scholes option pricing model, with the following weighted-average assumptions:

	2012	2011
Risk-free interest rate	0.91%	1.52%
Expected dividend yield	Nil	Nil
Expected stock price volatility	162%	190%
Forfeiture rate	75%	0%
Expected life (in years)	0.25	3.00

The following is a summary of the Company’s stock option activities during the year ended May 31, 2012:

	Number of Options	Weighted Average Exercise Price $

Balance – May 31, 2010	2,302,500	0.16
Granted	250,000	0.19
Expired	(65,000)	0.25
Forfeited, unexercised	(87,500)	0.15
Balance – May 31, 2011	2,400,000	0.16
Issued	300,000	0.08
Forfeited, unexercised	(75,000)	0.20
Expired	(1,675,000)	0.15
Balance – May 31, 2012	950,000	0.16

The following share purchase options were outstanding at May 31, 2012:

Expiry Date	Exercise Price $	Number of Options	Remaining Contractual Life (years)	Number of Options Exercisable
March 10, 2013	0.210	75,000	0.78	18,750
October 30, 2014	0.185	225,000	2.42	56,250
April 19, 2015	0.240	100,000	2.89	25,000
August 26, 2013	0.190	250,000	1.24	250,000
September 15, 2012	0.080	300,000	0.29	75,000

		950,000		425,000

Warrants

The following is a summary of the Company’s warrant activities during the years ended May 31, 2012 and 2011:

	Number of Warrants	Weighted Average Exercise Price $

Balance – May 31, 2010	2,694,234	0.17
Issued	3,381,659	0.20
Exercised	(1,047,500)	0.10
Expired	(1,646,734)	0.22
Balance – May 31, 2011	3,381,659	0.20
Issued	585,000	0.15
Expired without exercised	(3,381,659)	0.20
Balance – May 31, 2012	585,000	0.15

Expiry Date	Exercise Price $	Number of Warrants	Remaining Contractual Life (years)

September 30, 2012	0.15	585,000	0.34

		585,000

During the year ended May 31, 2012, a total of 575,000 warrants and 10,000 broker warrants were issued with fair values of $11,614 and $202 respectively. The fair value of warrants issued was estimated on the date of grant using the Black-Scholes option pricing model, with the following weighted-average assumptions:

Risk-free interest rate	0.83%
Expected dividend yield	Nil
Expected stock price volatility	111.84
Expected life (in years)	1.00